Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Notional Amount of the Hedged - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans and accounts receivable at amortised cost
Notional amount		$ 2,326,563
Cash flow hedges [member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount	$ 18,418,906
Cash flow hedges [member] | Currency forwards [Member]
Loans and accounts receivable at amortised cost
Notional amount		2,571,126
Cash flow hedges [member] | Mortgage loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and accounts receivable at amortised cost
Notional amount	10,755,439	13,280,701
Cash flow hedges [member] | Chilean Treasury bonds [Member] | Debt instruments at FVOCI [Member]
Loans and accounts receivable at amortised cost
Notional amount	684,275	684,276
Cash flow hedges [member] | Time deposits [Member] | Time deposits and other time liabilities [Member]
Loans and accounts receivable at amortised cost
Notional amount	423,058
Cash flow hedges [member] | Time deposits [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount	331,104
Cash flow hedges [member] | Subordinated bonds [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount	2,507,311
Cash flow hedges [member] | Interbank loans [Member] | Interbank borrowings [Member]
Loans and accounts receivable at amortised cost
Notional amount	3,717,719	443,485
Cash flow hedges [member] | Senior bonds (fixed rate) [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount		315,999
Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	18,418,906	17,051,024
Hedged item [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount		17,051,024
Currency swap contract [member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount		14,479,898
Currency swap contract [member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	15,982,263
Currency forwards [Member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	2,436,643
Demand [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Cash flow hedges [member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Cash flow hedges [member] | Currency forwards [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Cash flow hedges [member] | Mortgage loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Cash flow hedges [member] | Chilean Treasury bonds [Member] | Debt instruments at FVOCI [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Cash flow hedges [member] | Time deposits [Member] | Time deposits and other time liabilities [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Cash flow hedges [member] | Time deposits [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Cash flow hedges [member] | Subordinated bonds [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Cash flow hedges [member] | Interbank loans [Member] | Interbank borrowings [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Cash flow hedges [member] | Senior bonds (fixed rate) [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Hedged item [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Currency swap contract [member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Currency swap contract [member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount
Demand [Member] | Currency forwards [Member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount
Up To One Month [Member]
Loans and accounts receivable at amortised cost
Notional amount		70,222
Up To One Month [Member] | Cash flow hedges [member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount	502,759
Up To One Month [Member] | Cash flow hedges [member] | Currency forwards [Member]
Loans and accounts receivable at amortised cost
Notional amount		176,664
Up To One Month [Member] | Cash flow hedges [member] | Mortgage loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and accounts receivable at amortised cost
Notional amount	232,909	545,747
Up To One Month [Member] | Cash flow hedges [member] | Chilean Treasury bonds [Member] | Debt instruments at FVOCI [Member]
Loans and accounts receivable at amortised cost
Notional amount
Up To One Month [Member] | Cash flow hedges [member] | Time deposits [Member] | Time deposits and other time liabilities [Member]
Loans and accounts receivable at amortised cost
Notional amount
Up To One Month [Member] | Cash flow hedges [member] | Time deposits [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount
Up To One Month [Member] | Cash flow hedges [member] | Subordinated bonds [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount	269,850
Up To One Month [Member] | Cash flow hedges [member] | Interbank loans [Member] | Interbank borrowings [Member]
Loans and accounts receivable at amortised cost
Notional amount		46,727
Up To One Month [Member] | Cash flow hedges [member] | Senior bonds (fixed rate) [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount
Up To One Month [Member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	502,759	662,696
Up To One Month [Member] | Hedged item [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount		662,696
Up To One Month [Member] | Currency swap contract [member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount		486,032
Up To One Month [Member] | Currency swap contract [member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	459,518
Up To One Month [Member] | Currency forwards [Member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	43,241
Between 1 and 3 months [Member]
Loans and accounts receivable at amortised cost
Notional amount		140,444
Between 1 and 3 months [Member] | Cash flow hedges [member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount	1,321,579
Between 1 and 3 months [Member] | Cash flow hedges [member] | Currency forwards [Member]
Loans and accounts receivable at amortised cost
Notional amount		1,839,766
Between 1 and 3 months [Member] | Cash flow hedges [member] | Mortgage loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and accounts receivable at amortised cost
Notional amount	596,597	2,563,558
Between 1 and 3 months [Member] | Cash flow hedges [member] | Chilean Treasury bonds [Member] | Debt instruments at FVOCI [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 1 and 3 months [Member] | Cash flow hedges [member] | Time deposits [Member] | Time deposits and other time liabilities [Member]
Loans and accounts receivable at amortised cost
Notional amount	21,861
Between 1 and 3 months [Member] | Cash flow hedges [member] | Time deposits [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 1 and 3 months [Member] | Cash flow hedges [member] | Subordinated bonds [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount	124,236
Between 1 and 3 months [Member] | Cash flow hedges [member] | Interbank loans [Member] | Interbank borrowings [Member]
Loans and accounts receivable at amortised cost
Notional amount	578,885	67,967
Between 1 and 3 months [Member] | Cash flow hedges [member] | Senior bonds (fixed rate) [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 1 and 3 months [Member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	1,321,579	2,771,969
Between 1 and 3 months [Member] | Hedged item [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount		2,771,969
Between 1 and 3 months [Member] | Currency swap contract [member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount		932,203
Between 1 and 3 months [Member] | Currency swap contract [member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	1,144,579
Between 1 and 3 months [Member] | Currency forwards [Member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	177,000
Between 3 and 12 months [Member]
Loans and accounts receivable at amortised cost
Notional amount		245,526
Between 3 and 12 months [Member] | Cash flow hedges [member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount	7,493,676
Between 3 and 12 months [Member] | Cash flow hedges [member] | Currency forwards [Member]
Loans and accounts receivable at amortised cost
Notional amount		554,696
Between 3 and 12 months [Member] | Cash flow hedges [member] | Mortgage loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and accounts receivable at amortised cost
Notional amount	3,889,412	1,999,451
Between 3 and 12 months [Member] | Cash flow hedges [member] | Chilean Treasury bonds [Member] | Debt instruments at FVOCI [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 3 and 12 months [Member] | Cash flow hedges [member] | Time deposits [Member] | Time deposits and other time liabilities [Member]
Loans and accounts receivable at amortised cost
Notional amount	392,453
Between 3 and 12 months [Member] | Cash flow hedges [member] | Time deposits [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 3 and 12 months [Member] | Cash flow hedges [member] | Subordinated bonds [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount	549,555
Between 3 and 12 months [Member] | Cash flow hedges [member] | Interbank loans [Member] | Interbank borrowings [Member]
Loans and accounts receivable at amortised cost
Notional amount	2,662,256	328,791
Between 3 and 12 months [Member] | Cash flow hedges [member] | Senior bonds (fixed rate) [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 3 and 12 months [Member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	7,493,676	2,573,768
Between 3 and 12 months [Member] | Hedged item [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount		2,573,768
Between 3 and 12 months [Member] | Currency swap contract [member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount		2,019,072
Between 3 and 12 months [Member] | Currency swap contract [member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	5,286,018
Between 3 and 12 months [Member] | Currency forwards [Member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	2,207,658
Between 1 and 3 years [Member]
Loans and accounts receivable at amortised cost
Notional amount		818,511
Between 1 and 3 years [Member] | Cash flow hedges [member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount	6,219,283
Between 1 and 3 years [Member] | Cash flow hedges [member] | Currency forwards [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 1 and 3 years [Member] | Cash flow hedges [member] | Mortgage loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and accounts receivable at amortised cost
Notional amount	4,192,353	5,568,862
Between 1 and 3 years [Member] | Cash flow hedges [member] | Chilean Treasury bonds [Member] | Debt instruments at FVOCI [Member]
Loans and accounts receivable at amortised cost
Notional amount	492,370
Between 1 and 3 years [Member] | Cash flow hedges [member] | Time deposits [Member] | Time deposits and other time liabilities [Member]
Loans and accounts receivable at amortised cost
Notional amount	8,744
Between 1 and 3 years [Member] | Cash flow hedges [member] | Time deposits [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount	331,104
Between 1 and 3 years [Member] | Cash flow hedges [member] | Subordinated bonds [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount	893,024
Between 1 and 3 years [Member] | Cash flow hedges [member] | Interbank loans [Member] | Interbank borrowings [Member]
Loans and accounts receivable at amortised cost
Notional amount	301,688
Between 1 and 3 years [Member] | Cash flow hedges [member] | Senior bonds (fixed rate) [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount		315,999
Between 1 and 3 years [Member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	6,219,283	6,703,372
Between 1 and 3 years [Member] | Hedged item [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount		6,703,372
Between 1 and 3 years [Member] | Currency swap contract [member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount		6,703,372
Between 1 and 3 years [Member] | Currency swap contract [member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	6,210,539
Between 1 and 3 years [Member] | Currency forwards [Member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	8,744
Between 3 and 5 years [Member]
Loans and accounts receivable at amortised cost
Notional amount		558,809
Between 3 and 5 years [Member] | Cash flow hedges [member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount	1,205,343
Between 3 and 5 years [Member] | Cash flow hedges [member] | Currency forwards [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 3 and 5 years [Member] | Cash flow hedges [member] | Mortgage loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and accounts receivable at amortised cost
Notional amount	766,685	1,026,081
Between 3 and 5 years [Member] | Cash flow hedges [member] | Chilean Treasury bonds [Member] | Debt instruments at FVOCI [Member]
Loans and accounts receivable at amortised cost
Notional amount		492,370
Between 3 and 5 years [Member] | Cash flow hedges [member] | Time deposits [Member] | Time deposits and other time liabilities [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 3 and 5 years [Member] | Cash flow hedges [member] | Time deposits [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 3 and 5 years [Member] | Cash flow hedges [member] | Subordinated bonds [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount	263,768
Between 3 and 5 years [Member] | Cash flow hedges [member] | Interbank loans [Member] | Interbank borrowings [Member]
Loans and accounts receivable at amortised cost
Notional amount	174,890
Between 3 and 5 years [Member] | Cash flow hedges [member] | Senior bonds (fixed rate) [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount
Between 3 and 5 years [Member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	1,205,343	2,077,260
Between 3 and 5 years [Member] | Hedged item [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount		2,077,260
Between 3 and 5 years [Member] | Currency swap contract [member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount		2,077,260
Between 3 and 5 years [Member] | Currency swap contract [member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	1,205,343
Between 3 and 5 years [Member] | Currency forwards [Member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount
More than 5 years [Member]
Loans and accounts receivable at amortised cost
Notional amount		493,051
More than 5 years [Member] | Cash flow hedges [member] | Hedged item [Member]
Loans and accounts receivable at amortised cost
Notional amount	1,676,266
More than 5 years [Member] | Cash flow hedges [member] | Currency forwards [Member]
Loans and accounts receivable at amortised cost
Notional amount
More than 5 years [Member] | Cash flow hedges [member] | Mortgage loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and accounts receivable at amortised cost
Notional amount	1,077,483	1,577,002
More than 5 years [Member] | Cash flow hedges [member] | Chilean Treasury bonds [Member] | Debt instruments at FVOCI [Member]
Loans and accounts receivable at amortised cost
Notional amount	191,905	191,906
More than 5 years [Member] | Cash flow hedges [member] | Time deposits [Member] | Time deposits and other time liabilities [Member]
Loans and accounts receivable at amortised cost
Notional amount
More than 5 years [Member] | Cash flow hedges [member] | Time deposits [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount
More than 5 years [Member] | Cash flow hedges [member] | Subordinated bonds [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount	406,878
More than 5 years [Member] | Cash flow hedges [member] | Interbank loans [Member] | Interbank borrowings [Member]
Loans and accounts receivable at amortised cost
Notional amount
More than 5 years [Member] | Cash flow hedges [member] | Senior bonds (fixed rate) [Member] | Issued debt instruments [Member]
Loans and accounts receivable at amortised cost
Notional amount
More than 5 years [Member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	1,676,266	2,261,959
More than 5 years [Member] | Hedged item [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount		2,261,959
More than 5 years [Member] | Currency swap contract [member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount		$ 2,261,959
More than 5 years [Member] | Currency swap contract [member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount	1,676,266
More than 5 years [Member] | Currency forwards [Member] | Hedging instrument [Member] | Cash flow hedges [member]
Loans and accounts receivable at amortised cost
Notional amount